Expense Example - Toews Agility Shares Dynamic Tactical Income ETF - Toews Agility Shares Dynamic Tactical Income ETF	Aug. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	$ 1,514